Schedule of Investments - September 30, 2023
Hotchkis & Wiley Diversified Value Fund (Unaudited)

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COMMON STOCKS - 95.23%		Held	Value
COMMUNICATION SERVICES - 6.99%
Entertainment - 0.95%
Warner Bros. Discovery, Inc. (a)		74,700	$811,242

Interactive Media & Services - 2.21%
Alphabet, Inc. (a)		14,400	1,884,384

Media - 3.07%
Comcast Corp.		38,100	1,689,354
News Corp.		11,500	230,690
Omnicom Group, Inc.		4,800	357,504
Paramount Global		26,400	340,560
			2,618,108
Wireless Telecommunication Services - 0.76%
Vodafone Group PLC - ADR		68,863	652,821
TOTAL COMMUNICATION SERVICES			5,966,555

CONSUMER DISCRETIONARY - 5.78%
Automobile Components - 3.22%
Adient PLC (a)		8,074	296,316
Aptiv PLC (a)		6,200	611,258
BorgWarner, Inc.		8,400	339,108
Magna International, Inc.		28,000	1,501,080
			2,747,762
Automobiles - 2.02%
General Motors Company		52,200	1,721,034

Hotels, Restaurants & Leisure - 0.54%
Booking Holdings, Inc. (a)		150	462,592
TOTAL CONSUMER DISCRETIONARY			4,931,388

CONSUMER STAPLES - 1.49%
Personal Care Products - 1.49%
Unilever PLC - ADR		25,800	1,274,520
TOTAL CONSUMER STAPLES			1,274,520

ENERGY - 12.95%
Energy Equipment & Services - 3.63%
Baker Hughes Company		11,200	395,584
Halliburton Company		17,200	696,600
NOV, Inc.		77,100	1,611,390
Schlumberger NV		6,800	396,440
			3,100,014
Oil, Gas & Consumable Fuels - 9.32%
APA Corp.		65,100	2,675,610
Cenovus Energy, Inc.		38,100	793,242
Marathon Oil Corp.		56,900	1,522,075
Murphy Oil Corp.		9,300	421,755
Ovintiv, Inc.		22,000	1,046,540
Shell PLC - ADR		23,162	1,491,170
			7,950,392
TOTAL ENERGY			11,050,406

FINANCIALS - 26.78%
Banks - 12.60%
Bank of America Corp.		14,800	405,224
Citigroup, Inc.		70,374	2,894,483
Citizens Financial Group, Inc.		65,500	1,755,400
First Citizens BancShares, Inc.		432	596,203
U.S. Bancorp		59,400	1,963,764
Wells Fargo & Company		76,734	3,135,351
			10,750,425
Capital Markets - 5.15%
The Bank of New York Mellon Corp.		38,100	1,624,965
The Goldman Sachs Group, Inc.		4,750	1,536,957
State Street Corp.		18,400	1,232,064
			4,393,986
Consumer Finance - 0.95%
Capital One Financial Corp.		4,200	407,610
Discover Financial Services		4,700	407,161
			814,771
Financial Services - 2.40%
Equitable Holdings, Inc.		13,700	388,943
Fidelity National Information Services, Inc.		30,000	1,658,100
			2,047,043
Insurance - 5.68%
American International Group, Inc.		53,000	3,211,800
Corebridge Financial, Inc.		19,900	393,025
The Hartford Financial Services Group, Inc.		17,600	1,248,016
			4,852,841
TOTAL FINANCIALS			22,859,066

HEALTH CARE - 13.53%
Health Care Equipment & Supplies - 3.72%
GE HealthCare Technologies, Inc.		20,012	1,361,616
Medtronic PLC		17,182	1,346,382
Zimmer Biomet Holdings, Inc.		4,200	471,324
			3,179,322
Health Care Providers & Services - 8.78%
Centene Corp. (a)		15,400	1,060,752
The Cigna Group		2,700	772,389
CVS Health Corp.		24,800	1,731,536
Elevance Health, Inc.		6,100	2,656,062
HCA Healthcare, Inc.		3,400	836,332
Humana, Inc.		900	437,868
			7,494,939
Pharmaceuticals - 1.03%
GSK PLC - ADR		11,740	425,575
Sanofi - ADR		8,400	450,576
			876,151
TOTAL HEALTH CARE			11,550,412

INDUSTRIALS - 10.84%
Aerospace & Defense - 2.79%
The Boeing Company (a)		4,900	939,232
General Dynamics Corp.		1,900	419,843
RTX Corp.		14,200	1,021,974
			2,381,049
Air Freight & Logistics - 1.99%
FedEx Corp.		6,420	1,700,787

Construction & Engineering - 0.43%
Fluor Corp. (a)		10,000	367,000

Industrial Conglomerates - 2.22%
General Electric Company		17,137	1,894,495

Machinery - 3.41%
CNH Industrial NV		57,600	696,960
Cummins, Inc.		4,500	1,028,070
PACCAR, Inc.		9,300	790,686
The Timken Company		5,300	389,497
			2,905,213
TOTAL INDUSTRIALS			9,248,544

INFORMATION TECHNOLOGY - 13.55%
Communications Equipment - 5.57%
F5, Inc. (a)		15,300	2,465,442
Telefonaktiebolaget LM Ericsson - ADR (l)		470,900	2,288,574
			4,754,016
Electronic Equipment, Instruments & Components - 1.78%
Corning, Inc.		23,000	700,810
TE Connectivity Ltd.		6,600	815,298
			1,516,108
IT Services - 0.53%
Cognizant Technology Solutions Corp.		6,700	453,858

Semiconductors & Semiconductor Equipment - 0.96%
Micron Technology, Inc.		12,100	823,163

Software - 4.71%
Microsoft Corp.		7,100	2,241,825
Oracle Corp.		6,600	699,072
Workday, Inc. (a)		5,000	1,074,250
			4,015,147
TOTAL INFORMATION TECHNOLOGY			11,562,292

MATERIALS - 1.56%
Chemicals - 1.24%
Olin Corp.		21,100	1,054,578

Containers & Packaging - 0.33%
International Paper Company		7,900	280,213
TOTAL MATERIALS			1,334,791

UTILITIES - 1.75%
Electric Utilities - 1.75%
PPL Corp.		63,500	1,496,060
TOTAL UTILITIES			1,496,060

Total common stocks (Cost $71,892,838)			81,274,034

Total long-term investments (Cost $71,892,838)			81,274,034

COLLATERAL FOR SECURITIES ON LOAN - 2.07%
Money Market Funds - 2.07%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 5.26%^		1,761,705	1,761,705
Total collateral for securities on loan (Cost $1,761,705)			1,761,705

		Principal
SHORT-TERM INVESTMENTS - 4.58%		Amount
Time Deposits - 4.58%
JPMorgan Chase & Company, 4.68%, 10/02/2023*		$3,911,210	3,911,210
Skandinaviska Enskilda Banken, 2.81%, 10/02/2023*		EUR 3	4
Total short-term investments (Cost $3,911,213)			3,911,214

Total investments - 101.88% (Cost $77,565,756)			86,946,953

Liabilities in excess of other assets - (1.88)%			(1,600,454)

Net assets - 100.00%			$85,346,499

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan. The total market value of securities on loan was $1,691,708. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
EUR	- Euro
^	- Rate shown is the 7-day yield as of September 30, 2023.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2023:

Level 1 --- Quoted prices in an active market:
Common Stocks	$81,274,034
Money Market Funds	1,761,705
Level 2 --- Other significant observable market inputs:
Time Deposits	3,911,214
Level 3 --- Significant unobservable inputs	-

Total Investments	$86,946,953